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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Radcliffe Capital Management, L.P.
                 ----------------------------------------
                 (formerly R.G. Capital Management, L.P.,
                 ----------------------------------------
                  file no. 28-10367)
                 ----------------------------------------
   Address:      50 Monument Road, Suite 300
                 ----------------------------------------
                 Bala Cynwyd, PA 19004
                 ----------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Maria R. McGarry           Bala Cynwyd, PA    August 14, 2009
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 49
                                        --------------------

Form 13F Information Table Value Total: $194,100
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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13F REPORT: (06/30/09) RADCLIFFE CAPITAL MANAGEMENT LP

                                                                                       INVEST-
                                                                                       MENT                  VOTING AUTHORITY
                                                          VALUE   SHARES /  SH/  PUT/  DISC-   OTHER    ---------------------------
   NAME OF ISSUER             TITLE OF CLASS   CUSIP      x 1000  PRN AMT   PRN  CALL  RETION  MANAGERS  SOLE       SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc      CONVRT BOND    000886AB7   4,547  6,184,000 PRN        SOLE              5,684,000   500,000    0
ADC Telecommunications Inc      CONVRT BOND    000886AE1   5,554  8,500,000 PRN        SOLE              8,500,000         0    0
ADC Telecommunications Inc      CONVRT BOND    000886AF8   6,651 11,000,000 PRN        SOLE             11,000,000         0    0
Advanced Micro Devices Inc      CONVRT BOND    007903AN7   6,835 11,000,000 PRN        SOLE             11,000,000         0    0
Bill Barrett Corp               CONVRT BOND    06846NAA2   4,060  4,500,000 PRN        SOLE              4,500,000         0    0
Cadence Design Systems Inc      CONVRT BOND    127387AD0     832  1,000,000 PRN        SOLE              1,000,000         0    0
Cheniere Energy Inc             CONVRT BOND    16411RAE9   4,235 10,958,000 PRN        SOLE             10,958,000         0    0
Ciena Corp                      CONVRT BOND    171779AB7   9,089 13,850,000 PRN        SOLE             10,850,000 3,000,000    0
Ciena Corp                      CONVRT BOND    171779AE1     776  1,550,000 PRN        SOLE              1,550,000         0    0
CompuCredit Holdings Corp       CONVRT BOND    20478NAB6   1,707  5,195,000 PRN        SOLE              5,195,000         0    0
Conexant Systems Inc            CONVRT BOND    207142AH3   2,565 18,000,000 PRN        SOLE             18,000,000         0    0
Conmed Corp                     CONVRT BOND    207410AD3   4,444  5,195,000 PRN        SOLE              5,195,000         0    0
deCODE genetics Inc             CONVRT BOND    243586AD6      88  1,000,000 PRN        SOLE              1,000,000         0    0
Diodes Inc                      CONVRT BOND    254543AA9   2,908  3,351,000 PRN        SOLE              2,965,000   386,000    0
Eastman Kodak Co                CONVRT BOND    277461BE8   3,485  4,300,000 PRN        SOLE              2,800,000 1,500,000    0
Energy Conversion Devices Inc   CONVRT BOND    292659AA7   1,261  2,000,000 PRN        SOLE              1,000,000 1,000,000    0
Epicor Software Corp            CONVRT BOND    29426LAA6     508    750,000 PRN        SOLE                750,000         0    0
Evergreen Solar Inc             CONVRT BOND    30033RAC2   8,935 21,500,000 PRN        SOLE             19,500,000 2,000,000    0
GSI Commerce Inc                CONVRT BOND    36238GAD4   2,288  3,088,000 PRN        SOLE              1,544,000 1,544,000    0
GenCorp Inc                     CONVRT BOND    368682AL4   4,285  8,600,000 PRN        SOLE              8,600,000         0    0
Hanover Compressor Company      CONVRT BOND    410768AE5   4,214  5,500,000 PRN        SOLE              5,500,000         0    0
Iconix Brand Group Inc          CONVRT BOND    451055AB3   3,905  8,500,000 PRN        SOLE              8,500,000         0    0
JA Solar Holdings Co Ltd        CONVRT BOND    466090AA5   5,274  6,995,000 PRN        SOLE              6,995,000         0    0
Jazz Technologies Inc           CONVRT BOND    47214EAA0   2,845  8,000,000 PRN        SOLE              8,000,000         0    0
L-1 Identity Solutions Inc      CONVRT BOND    50212AAB2   7,636  9,560,000 PRN        SOLE              8,060,000 1,500,000    0
Lifetime Brands Inc             CONVRT BOND    53222QAB9     851  1,500,000 PRN        SOLE              1,500,000         0    0
Alcatel-Lucent                  CONVRT BOND    549463AG2  11,856 18,000,000 PRN        SOLE             16,500,000 1,500,000    0
Maxtor Corp                     CONVRT BOND    577729AE6   6,069  7,000,000 PRN        SOLE              6,000,000 1,000,000    0
Mentor Graphics Corp            CONVRT BOND    587200AF3   3,138  4,000,000 PRN        SOLE              2,500,000 1,500,000    0
NCI Building Systems Inc        CONVRT BOND    628852AG0   4,103  6,650,000 PRN        SOLE              6,650,000         0    0
NII Holdings Inc                CONVRT BOND    62913FAF9   2,346  2,500,000 PRN        SOLE              1,500,000 1,000,000    0
Nash Finch Co                   CONVRT BOND    631158AD4   6,923 18,115,000 PRN        SOLE             18,115,000         0    0
Newport Corp                    CONVRT BOND    651824AB0   2,847  3,538,000 PRN        SOLE              2,338,000 1,200,000    0

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
                                                                                       INVEST-
                                                                                       MENT                  VOTING AUTHORITY
                                                          VALUE   SHARES /  SH/  PUT/  DISC-   OTHER    ---------------------------
   NAME OF ISSUER             TITLE OF CLASS   CUSIP      x 1000  PRN AMT   PRN  CALL  RETION  MANAGERS  SOLE       SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
Nuance Communications Inc       CONVRT BOND    67020YAB6     850  1,000,000 PRN        SOLE              1,000,000         0    0
ON Semiconductor Corp           CONVRT BOND    682189AE5     477    500,000 PRN        SOLE                500,000         0    0
Palm Inc                        OPTIONS - PUT  696643955       1     50,000 SH   PUT   SOLE                 50,000         0    0
Penn Virginia Corp              CONVRT BOND    707882AA4  10,482 12,750,000 PRN        SOLE             10,750,000 2,000,000    0
Playboy Enterprises Inc         CONVRT BOND    728117AB8     374  5,250,000 PRN        SOLE              5,250,000       0      0
SanDisk Corp                    CONVRT BOND    80004CAC5   1,895  3,000,000 PRN        SOLE              1,500,000 1,500,000    0
SAVVIS Inc                      CONVRT BOND    805423AA8  11,120 14,702,000 PRN        SOLE             13,500,000 1,202,000    0
Spartan Stores Inc              CONVRT BOND    846822AE4     664  1,000,000 PRN        SOLE                      0 1,000,000    0
Suntech Power Holdings Co Ltd   CONVRT BOND    86800CAC8   1,895  2,000,000 PRN        SOLE              1,000,000 1,000,000    0
Suntech Power Holdings Co Ltd   CONVRT BOND    86800CAE4   4,470  6,000,000 PRN        SOLE              6,000,000         0    0
Trina Solar Ltd                 CONVRT BOND    89628EAA2   3,030  8,500,000 PRN        SOLE              8,500,000         0    0
Trina Solar Ltd                 OPTIONS - PUT  89628E954       7     20,000 SH   PUT   SOLE                 20,000         0    0
Velocity Express Corp           COM            92257T707      30     87,351 SH         SOLE                 87,351         0    0
Sirius XM Radio Inc             CONVRT BOND    983759AC5   4,488  4,550,000 PRN        SOLE              3,050,000 1,500,000    0
Yingli Green Energy Holding Co  CONVRT BOND    98584BAA1  17,249 17,792,000 PRN        SOLE             16,792,000 1,000,000    0
Yingli Green Energy Holding Co  OPTIONS - PUT  98584B953       8     10,000 SH   PUT   SOLE                 10,000         0    0
